Staff costs (Details) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Compensation costs
Upfront bonus charge	£ 705	£ 824
Deferred bonus charge	280	262
Other incentives	44	6
Performance costs	1,029	1,092
Salaries	2,278	2,117
Social security costs	377	336
Post-retirement benefits	282	275
Other compensation costs	241	223
Total compensation costs	4,207	4,043
Other resourcing costs
Outsourcing	268	171
Redundancy and restructuring	(15)
Redundancy and restructuring		23
Temporary staff costs	53	55
Other	70	42
Total other resourcing costs	376	291
Total staff costs	£ 4,583	£ 4,334	[1]
Barclays Group compensation costs as a % of total income	31.90%	35.70%

[1]	2021 financial metrics have been restated to reflect the impact of the Over-issuance of Securities. See Restatement of financial statements (Note 1) on page 73 for more information.